Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization is calculated using the straight-line method over the asset’s estimated useful lives	Dec. 31, 2022
Machinery and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years